Loss Per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
NOTE 4. Loss Per Common Share

Basic loss per Common share is computed by dividing net loss by the weighted average number of shares of Common Stock outstanding during the period. Diluted loss per share is computed using the average shares outstanding for the period and applying the treasury stock method to potentially dilutive outstanding options and warrants. In all applicable periods, all potential Common Stock equivalents were anti-dilutive and, accordingly, were not included in the computation of diluted loss per share.

These excluded Common Stock equivalents and other potentially dilutive securities during the three months ended March 31, 2018 and 2017 included the following:

	Common-Equivalent Shares as of March 31,
	2018	2017
Series A Preferred Stock outstanding, Common equivalent	66,871,012	62,138,160
Warrants to acquire Series A Preferred Stock, Common equivalent	52,485,605	51,577,380
Options to acquire Common Stock	6,800,000	19,188,280
Warrants to acquire Common Stock	65,560,121	-
Shares issuable upon conversion of August 2017 Notes	76,889,231	-
	268,605,969	132,903,820

See Notes 3 and 5 for the terms of these securities.

Basic loss per Common share is computed by dividing net loss by the weighted average number of shares of Common Stock outstanding during the period. Diluted loss per share is computed using the average shares outstanding for the period and applying the treasury stock method to potentially dilutive outstanding options and warrants. In all applicable periods, all potential Common Stock equivalents were anti-dilutive and, accordingly, were not included in the computation of diluted loss per share.

These excluded Common Stock equivalents and other potentially dilutive securities during the years ended December 31, 2017 and 2016 included the following:

	Common-Equivalent Shares as of December 31,
	2017	2016
Series A Preferred Stock outstanding, Common equivalent	66,871,012	62,138,160
Warrants to acquire Series A Preferred Stock, Common equivalent	52,485,605	50,810,720
Options to acquire Common Stock	6,800,000	7,200,000
Warrants to acquire Common Stock	65,560,121	-
Shares issuable upon conversion of notes	76,889,231	-
	268,605,969	120,148,880

See Notes 3 and 5 for the terms of these securities.